Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred tax asset
Net operating loss carryforwards	$ 5,166,859	$ 5,007,686
Less: Valuation allowance	(5,166,859)	(5,007,686)
Net deferred tax asset